Description of Long-Term Debt (Parenthetical) (Detail) (USD $)			12 Months Ended						1 Months Ended	12 Months Ended					12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2012 Unsecured Six Point Two Five Percent Senior Notes Due December Fifteen, Twenty Thirteen	May 31, 2011 Unsecured Six Point Two Five Percent Senior Notes Due December Fifteen, Twenty Thirteen	May 31, 2012 Unsecured Six Point Five Zero Percent Senior Notes due February Fourteen, Twenty Eighteen		May 31, 2011 Unsecured Six Point Five Zero Percent Senior Notes due February Fourteen, Twenty Eighteen		Oct. 09, 2009 Unsecured Six Point One Two Five Percent Senior Note due October Fifteen, Twenty Nineteen	May 31, 2012 Unsecured Six Point One Two Five Percent Senior Note due October Fifteen, Twenty Nineteen		May 31, 2011 Unsecured Six Point One Two Five Percent Senior Note due October Fifteen, Twenty Nineteen		May 27, 2011 Unsecured Six Point One Two Five Percent Senior Note due October Fifteen, Twenty Nineteen	May 31, 2012 Unsecured Six Point Seven Zero Percent Senior Notes due November One, Twenty Fifteen		May 31, 2011 Unsecured Six Point Seven Zero Percent Senior Notes due November One, Twenty Fifteen		May 31, 2012 Revolving Credit Facilities		May 31, 2011 Revolving Credit Facilities		Jan. 05, 2011 Revolving Credit Facilities	May 31, 2012 Other Obligations	May 31, 2011 Other Obligations	May 31, 2012 Euro LIBOR Revolving Credit Facilities	May 31, 2011 Euro LIBOR Revolving Credit Facilities	May 31, 2012 AUD LIBOR Revolving Credit Facilities	May 31, 2011 Prime Rate Revolving Credit Facilities
Debt Instrument [Line Items]
Credit facility borrowing capacity																			$ 400,000,000				$ 400,000,000
Debt, interest rate			6.25%	6.25%	6.50%	[1]	6.50%	[1]	6.125%	6.125%	[2]	6.125%	[2]		6.70%	[3]	6.70%	[3]
Debt, due date			Dec. 15, 2013	Dec. 15, 2013	Feb. 14, 2018	[1]	Feb. 14, 2018	[1]	Oct. 15, 2019	Oct. 15, 2019	[2]	Oct. 15, 2019	[2]		Nov. 01, 2015	[3]	Nov. 01, 2015	[3]	Jan. 05, 2015	[4]	Jan. 05, 2015	[4]
Debt, maturity year																								2016	2017
Debt	1,115,536,000	1,108,853,000	200,000,000	200,000,000	247,890,000	[1]	247,522,000	[1]	300,000,000	460,688,000	[2]	461,859,000	[2]	150,000,000	150,000,000	[3]	150,000,000	[3]	48,797,000	[4]	40,943,000	[4]		8,161,000	8,529,000
Debt instrument, effective interest rate					6.704%		6.704%		6.139%			4.934%
Amortization of debt discount premium					2,100,000		2,500,000			200,000		300,000
Unamortization of debt premium										$ 11,000,000		$ 12,100,000
Effective euro fixed-rate borrowing	5.31%														5.31%
Average interest rate																										1.99%	2.80%	5.65%	3.90%

[1]	The $250.0 million aggregate principal amount of the notes due 2018 is adjusted for the amortization of the original issue discount, which approximated $2.1 million and $2.5 million at May 31, 2012 and 2011, respectively. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 6.704% for both years presented.
[2]	Includes the combination of the October 2009 initial issuance of $300.0 million aggregate principal amount and the May 2011 issuance of an additional $150.0 million aggregate principal amount of these notes. The $300.0 million aggregate principal amount of the notes due 2019 from the initial issuance is adjusted for the amortization of the original issue discount, which approximated $0.2 million and $0.3 million at May 31, 2012 and 2011, respectively. The original issue discount effectively reduced the ultimate proceeds from the October 2009 financing. The effective interest rate on the notes issued in October 2009, including the amortization of the discount, is 6.139%. The additional $150.0 million aggregate principal amount of the notes due 2019 issued in May 2011 is adjusted for the unamortized premium received at issuance, which approximated $11.0 million and $12.1 million at May 31, 2012 and 2011, respectively. The premium effectively increased the proceeds from the financing. The effective interest rate on the $150.0 million notes issued in May 2011 is 4.934%.
[3]	We entered into a cross-currency swap, which fixed the interest and principal payments in euros, resulting in an effective fixed-rate borrowing of 5.31%.
[4]	Interest was tied to euro LIBOR and AUD LIBOR at May 31, 2012, and averaged 1.99% and 5.65%, respectively, for euro denominated debt and AUD denominated debt. Interest was tied to euro LIBOR and prime rate at May 31, 2011, and averaged 2.80% and 3.90%, respectively, for euro denominated debt.